Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 18,278,582	R$ 14,632,186
Additions	7,180,450	5,777,952
Additions of merged companies (1)	366,785
Depletions	(4,831,916)	(3,680,997)
Transfers	102,790	(136,297)
Gain on fair value adjustments	(1,431,530)	(1,989,831)	R$ (1,199,759)
Disposals	(130,922)	(128,370)
Write-offs	(114,298)	(175,723)
Closing Balance	R$ 22,283,001	R$ 18,278,582	R$ 14,632,186
Effective Area For Forest From The Year Of Planting	3 years
Bottom of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	6 years
Top of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	7 years